Income Taxes - Schedule of Provision For Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effect on income taxes of:
Canadian statutory income tax rate	23.10%	23.20%	23.30%
Income tax provision at statutory rate	$ 3,064	$ 1,870	$ 2,364
Effect on income taxes of:
UK PRT and other taxes	(551)	(237)	(255)
Impact of UK PRT and other taxes on corporate income tax	225	95	105
Foreign and domestic tax rate differentials	(94)	(112)	(104)
Non-taxable portion of capital losses (gains)	(93)	114	(35)
Stock options exercised for common shares	25	41	91
Revisions arising from prior year tax filings	1	43	(174)
Change in unrecognized capital loss carryforward asset	(93)	114	(35)
Other	(63)	25	(25)
Income tax	$ 2,421	$ 1,953	$ 1,932